Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-3

1.72% Exchange Note

Class A-1 0.17814% Asset Backed Notes

Class A-2A 0.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 0.45% Asset Backed Notes

Class A-4 0.51% Asset Backed Notes

Class B 0.76% Asset Backed Notes

Class C 1.11% Asset Backed Notes

Class D 1.71% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/20
End of Period:	11/30/20
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	30
Report Due Date:	12/17/20
Distribution Date:	12/21/20
Transaction Month:	3

				Original Agg.
2020-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	69,502	08/25/2020	09/29/2020	$1,748,871,718

Total	69,502			$1,748,871,718

RECONCILIATION OF 2020-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,686,505,569

{2}	Reduction in Agg. Securitization Value due to payments	{2}	17,103,760
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,437,395
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	7,701,335
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	26,242,490

{7}	End of period Aggregate Securitization Value		{7}	$1,660,263,079

{8}	Pool Factor		{8}	94.933383%

RECONCILIATION OF 2020-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,673,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,610,633,851

{11}	Exchange Note Principal Payment Amount	{11}	26,242,490

{12}	End of period Exchange Note Balance	{12}	$1,584,391,361

{13}	Note Pool Factor	{13}	94.703608%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$205,000,000	$497,130,000	$50,000,000	$517,200,000	$140,260,000

{15}	Beginning of period Note Balance	{15}	$120,700,540	$497,130,000	$50,000,000	$517,200,000	$140,260,000

{16}	Noteholders’ Principal Distributable Amount	{16}	26,242,490	0	0	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	8,812,479	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$85,645,571	$497,130,000	$50,000,000	$517,200,000	$140,260,000

{21}	Note Pool Factor	{21}	41.778327%	100.000000%	100.000000%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$76,080,000	$70,830,000	$43,720,000	$1,600,220,000

{23}	Beginning of period Note Balance	{23}	$76,080,000	$70,830,000	$43,720,000	$1,515,920,540

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	26,242,490
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	8,812,479
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$76,080,000	$70,830,000	$43,720,000	$1,480,865,571

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	92.541374%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,686,505,569

{31}	Ending Designated Pool Balance	{31}	1,660,263,079
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,660,263,079

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$26,242,490

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,610,633,851	$0	1.72%	30	30/360	$2,308,576

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2020-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$26,421,801
{37}	Net Liquidation Proceeds collected during period	{37}	10,643,547
{38}	Investment Earnings	{38}	503
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(503)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	37,065,348

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,405,421
{43}	To the 2020-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,308,576
{44}	To the 2020-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	26,242,490
{45}	To the 2020-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	7,108,861
{46}	To the 2020-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	0

{47}	Total Distributions:		{47}	$37,065,348

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,686,505,569
{49}	Ending Agg. Securitization Value	{49}	1,660,263,079
{50}	Principal Distributable Amount {48} - {49}		{50}	26,242,490

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	26,242,490

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	48,033,350

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$26,242,490

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$120,700,540	$0	0.17814%	31	Actual/360	$18,516
{56}	Class A-2A	$497,130,000	0	0.35%	30	30/360	144,997
{57}	Class A-2B	$50,000,000	0	0.27650%	31	Actual/360	11,905
{58}	Class A-3	$517,200,000	0	0.45%	30	30/360	193,950
{59}	Class A-4	$140,260,000	0	0.51%	30	30/360	59,611
{60}	Class B	$76,080,000	0	0.76%	30	30/360	48,184
{61}	Class C	$70,830,000	0	1.11%	30	30/360	65,518
{62}	Class D	$43,720,000	0	1.71%	30	30/360	62,301

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2020-3 Exchange Note Collections	{63}	$35,659,927
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	503
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	146
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	35,660,576

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	35,660,576

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	18,516
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	144,997
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	11,905
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	193,950
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	59,611
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	48,184
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	65,518
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	62,301
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	26,242,490
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	8,812,479
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	0

{96}	Total Distributions:		{96}	$35,660,576

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$1,325,290,540	$1,660,263,079	$0	$35,230,972	$0
{98}	Class B	1,401,370,540	1,660,263,079	0	35,182,788	0
{99}	Class C	1,472,200,540	1,660,263,079	0	35,117,270	0
{100}	Class D	1,515,920,540	1,660,263,079	0	35,054,969	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$8,812,479

{102}	Beginning Note Balance	{102}	1,515,920,540
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	26,242,490
{104}	Pro-Forma Note Balance		{104}	1,489,678,050

{105}	Ending Aggregate Securitization Value	{105}	1,660,263,079
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($192,375,889)	{106}	192,375,889
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	1,467,887,190

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	21,790,860

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$8,812,479

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$1,660,263,079
{111}	End of Period Note Balance	{111}	1,584,391,361
{112}	Overcollateralization	{112}	75,871,718
{113}	Overcollateralization %		{113}	4.57%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	1,660,263,079
{115}	End of Period Note Balance	{115}	1,480,865,571
{116}	Overcollateralization	{116}	179,397,508
{117}	Overcollateralization %		{117}	10.81%

RECONCILIATION OF 2020-3 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$13,116,538

{119}	Beginning of Period Reserve Account balance		{119}	$13,116,538
{120}	Investment Earnings	{120}	146
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	13,116,684

{124}	Specified Reserve Balance		{124}	13,116,538

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	146

{126}	End of period Reserve Account balance		{126}	$13,116,538

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$733,637	0.04%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	December 16, 2020

GM Financial

GMALT 2020-3

Supplemental Monthly Data

November 30, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,686,505,569	$1,284,922,311
Change	(26,242,490)	(7,572,530)
End of Period	$1,660,263,079	$1,277,349,781

Residual Value as % of Agg. Securitization Value		76.94%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	68,051	1,656,051,428	99.75%
31 - 60 days	147	3,478,014	0.21%
61 - 90 days	32	662,995	0.04%
91 - 120 days	3	70,642	0.00%
Total	68,233	1,660,263,079	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	244	6,579,217	892	23,642,326
Standard terminations	0	0	0	0
Total retained by lessee	244	6,579,217	892	23,642,326
Returned Vehicles
Early terminations	72	1,093,548	140	2,267,148
Standard terminations	0	0	0	0
Total returned to dealer	72	1,093,548	140	2,267,148
Charged off leases / Repossessed vehicles	71	1,437,395	234	5,191,926
Repurchases	1	28,571	3	63,075
Other	0	0	0	0
Total terminations	388	9,138,731	1,269	31,164,475

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	1	13,905	0.00%

Deferments	20	663,968	0.04%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,437,395	5,191,926
less: Sales proceeds	1,567,803	4,930,824
less: Excess wear and excess mileage received	612	612
less: Other amounts received	-	0
Net Credit (Gain) Loss	(131,020)	260,490

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	1,028,201	2,067,429
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	1,380,553	2,810,623
less: Excess wear and excess mileage received	3,190	6,140
less: Other recovery amounts	-	0
Residual (Gain) Loss	(355,542)	(749,334)

	Current Period	Prev. Month
Prepay Speed	0.4487%	0.6214%

Return Rate based on Scheduled to Terminate(2)	0.0000%	0.0000%

Return Rate based on Terminated Leases(3)	18.5567%	11.1369%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.